Segment information (Tables)	12 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Summary of Information on Reportable Segments
Information on reportable segments

	Fiscal year ended September 30, 2022
EUR million	Tennis	Bike & Outdoor	Teamsport	Segment total
Revenue	259.1	763.6	46.8	1,069.5
External revenue	259.0	763.4	40.4	1,062.8
Intersegment revenue	0.0	0.2	6.4	6.6
Segment Adjusted EBITDA	(0.3)	(28.3)	(6.9)	(35.5)
Segment Assets	233.7	579.8	71.9	885.4
Segment Liabilities	224.5	557.9	144.0	926.5

	Fiscal year ended September 30, 2021
EUR million	Tennis	Bike & Outdoor	Teamsport	Segment total
Revenue	165.4	607.6	47.0	820.0
External revenue	165.4	607.0	41.2	813.7
Intersegment revenue	—	0.5	5.8	6.3
Segment Adjusted EBITDA	7.2	41.4	(4.0)	44.6
Segment Assets	156.3	450.6	95.9	702.8
Segment Liabilities	124.4	284.9	128.2	537.5

	Fiscal year ended September 30, 2020
EUR million	Tennis	Bike & Outdoor	Teamsport	Segment total
Revenue	125.9	497.5	25.6	649.1
External revenue	125.5	497.4	21.6	644.4
Intersegment revenue	0.5	0.1	4.0	4.6
Segment Adjusted EBITDA	2.2	24.7	(2.6)	24.3
Segment Assets	122.5	435.7	82.1	640.4
Segment Liabilities	84.6	273.5	96.1	454.2

Summary of Reconciliation of the Performance Indicators Presented in Segment Information
The following table reconciles the performance indicators presented in the segment information to the consolidated statements of profit or loss and other comprehensive Income of SIGNA Sports United Group.

	September 30,
EUR million	2022	2021*	2020*
Segment Adjusted EBITDA total**	(35.5)	44.6	24.3
Unallocated corporate costs (1)	(30.9)	(15.0)	(7.7)
Acquisition related charges (2)	(2.7)	(0.5)	(0.4)
Reorganization and restructuring costs (3)	(140.5)	(7.2)	(3.2)
Consulting fees (4)	(41.7)	(21.6)	(0.6)
Share-based compensation (5)	(17.1)	(2.7)	(0.1)
Other items not directly related to current operations (6)	(2.7)	1.2	(2.5)
Other net finance income/ (cost) (7)	19.5	(0.3)	—
Impairment loss	(254.9)	(0.6)	(0.1)
Result from investments accounted for at equity	(1.2)	(1.3)	(0.7)
Interest Expense (net)	(4.2)	(4.3)	(7.1)
Depreciation and amortization	(53.9)	(28.5)	(24.5)
Earnings before taxes (EBT)	(565.9)	(36.2)	(22.6)

* The comparative numbers have been re-presented as a result of discontinued operations. Refer to Note 11- Discontinued Operations.
** The definition of Segment adjusted EBITDA was changed beginning October 1, 2021 to include ramp-up costs and consulting expenses related to management hiring which had previously been excluded. The prior period amounts have been adjusted to state the relevant amounts on a comparable basis. The impact on the prior period Segment adjusted EBITDA was less than €1.4 million.
(1) Unallocated corporate costs consist of mainly intercompany activities and loans, corporate functions as well as cost allocations.
(2) Acquisition related charges consist of transaction costs incurred from acquisitions during the period or subsequent business integration related project costs directly associated with an acquired business.
(3) Reorganization and restructuring costs represent fees and costs associated with various internal reorganization and restructuring initiatives across the SSU’s segments, including share listing expenses of €121.9 million and restructuring costs of €18.5 million in the fiscal year ended September 30, 2022. In the fiscal year ended September 30, 2021, reorganization and restructuring costs consisted mainly of severance costs in the amount of €2.8 million and restructuring costs in the amount of €4.0 million.
(4) Consulting fees primarily consists of consultancy fees in connection with acquisitions, financing (equity and debt) and strategic projects including expenses incurred in connection with the share listing of €25.7 million, fees related to ERP implementation of €3.9 million and preparation costs in relation to being Sarbanes-Oxley (SOX) compliant of €3.2 million for the fiscal year ended September 30, 2022. In the fiscal year ended September 30, 2021, consulting fees primarily consisted of expenses incurred in connection with the public listing of €17.8 million, fees related to Business Combinations of €1.5 million and expenses for a market study in the amount of €0.8 million.
(5) Share-based compensation represents non-cash share-based compensation expenses related to option awards to employees and executives.
(6) Other items are excluded from adjusted EBITDA because they are not considered to be representative of the performance of our businesses.
(7) Other net finance income/ (cost) consists mainly of currency gains and losses and impact from derivative revaluations,
Summary of Reconciliations of Information on Reportable Segments	Reconciliations of information on reportable segments to the amounts reported in the financial statements

	September 30,
EUR million	2022	2021	2020
I. Revenue
Total segment revenue	1,069.5	820.0	649.1
Intersegment elimination	(6.6)	(6.3)	(4.6)
Consolidated revenue	1,062.8	813.7	644.4
II. Assets
Total segment assets	885.4	702.8	640.4
Unallocated and intersegment elimination	424.1	40.1	41.6
Consolidated assets	1,309.5	742.9	682.0
III. Liabilities
Total segment liabilities	926.5	537.5	454.2
Unallocated and intersegment elimination	(234.2)	(168.0)	(119.3)
Consolidated liabilities	692.2	369.5	334.9

Summary of Geographical Information of Noncurrent Assets
Non-current assets excluding goodwill are based on the location of the company owning such assets.

	Non-current assets as of September 30,
EUR million	2022	2021
Germany	296.0	245.8
Switzerland	0.7	0.2
United Kingdom	223.4	—
Austria	1.0	0.6
France	34.9	31.4
USA	16.5	2.2
Rest of the world	20.5	17.0
Total	592.9	297.1